BORROWINGS	12 Months Ended
Dec. 31, 2018
BORROWINGS
BORROWINGS

12. BORROWINGS

	At December 31,	At December 31,
	2017	2018
	$	$
Bank borrowings	2,043,974	1,442,353
Analysis as:
Short-term	829,035	808,555
Long-term, current portion	718,034	107,461
Subtotal for short-term	1,547,069	916,016
Long-term borrowings on project assets—current	142,920	208,755
Long-term, non-current portion	353,985	317,582

Borrowings from non-banking institutions	318,122	244,958
Analysis as:
Short-term	270	48,321
Long-term, current portion	61,623	63,590
Subtotal for short-term	61,893	111,911
Long-term borrowings on project assets—current	205,873	57,015
Long-term, non-current portion	50,356	76,032

Total	2,362,096	1,687,311

As of December 31, 2018, the Company had contractual bank credit facilities of $2,550,067 and $706,570 was available for draw down upon demand. In addition, as of December 31, 2018, the Company also had non‑binding credit facilities of $477,973.

As of December 31, 2018, short‑term borrowings of $1,041,510 and long‑term borrowings of $285,968 were secured by property, plant and equipment with carrying amounts of $322,544, inventories of $67,759, prepaid land use rights of $44,546, restricted cash of $90,021, accounts receivable of $263,947, equity of $144,255 and project assets and solar power systems of $916,490.

a)    Short‑term

The Company’s short‑term borrowings consist of the following:

	At December 31,	At December 31,
	2017	2018
	$	$
Bank borrowings
Short-term bank borrowings secured by restricted cash	267,507	285,715
Short-term bank borrowings secured by inventories	7,652	—
Short-term bank borrowings secured by prepaid land use rights and property, plant and equipment	248,502	275,000
Short-term bank borrowings secured by project assets and solar power systems	2,700	45,000
Unsecured short-term borrowings	302,674	202,840
Long-term borrowings due within one year
Long-term borrowings due within one year secured by inventories	—	5,003
Long-term borrowings due within one year secured by prepaid land use rights and property, plant and equipment	8,313	21,686
Long-term borrowings due within one year secured by project assets and solar power systems	558,721	63,736
Long-term borrowings due within one year secured by restricted cash	—	12,493
Long-term bank borrowings due within one year secured by equity	151,000	—
Unsecured long-term borrowings due within one year	—	4,543
	1,547,069	916,016
Borrowings from non-banking institutions
Short-term borrowings secured by project assets	270	—
Short-term borrowings secured by prepaid land use rights and property, plant and equipment	—	43,711
Long-term borrowings due within one year secured by project assets	—	23,396
Unsecured short-term borrowings	—	4,610
Unsecured long-term borrowings due within one year	61,623	40,194
	61,893	111,911
Total	1,608,962	1,027,927

The average interest rate on short‑term borrowings was 3.31% and 4.48% per annum for the years ended December 31, 2017 and 2018, respectively.

b)     Long-term borrowings on projects assets—current

The Company’s long-term borrowings on project assets—current consist of the following:

	At December 31,	At December 31,
	2017	2018
Bank borrowings	$	$
Long-term borrowings on project assets-current secured by project assets	131,562	208,755
Unsecured Long-term borrowings on project assets—current	11,358	—
Borrowings from non-banking institutions
Long-term borrowings on project assets-current secured by project assets	205,873	57,015
Total	348,793	265,770

Certain long-term borrowings were classified as current liabilities because these borrowings are associated with certain solar power projects that are expected to be sold within one year. The average interest rate on these borrowings was 2.22% and 4.59% per annum for the years ended December 31, 2017 and 2018, respectively

c)    Long‑term

The Company’s long‑term borrowings consist of the following:

	At December 31,	At December 31,
	2017	2018
	$	$
Bank borrowings
Unsecured long-term bank borrowings	87,852	97,237
Long-term bank borrowings secured by project assets and solar power systems	24,640	161,628
Long-term bank borrowings secured by property, plant and equipment	83,329	32,863
Long-term bank borrowings secured by equity	150,000	—
Long-term bank borrowings secured by restricted cash	—	12,483
Long-term bank borrowings secured by accounts receivable	—	8,361
Long-term borrowings secured by inventory	8,164	5,010
	353,985	317,582
Borrowings from non-banking institutions
Long-term borrowings secured by project assets and solar power systems	—	65,623
Unsecured long-term borrowings	50,356	10,409
	50,356	76,032
Total	404,341	393,614

The average interest rate on long‑term borrowings was 3.06% and 2.5% per annum for the years ended December 31, 2017 and 2018, respectively.

Future principal repayments on the long‑term borrowings are as follows:

2019	436,821
2020	62,255
2021	120,477
2022	48,444
2023	5,970
Thereafter	156,468
Total	830,435
Less: future principal repayment related to long-term borrowings, current portion	(436,821)
Total long-term portion	$393,614

On January 31, 2018, Canadian Solar Japan K.K. entered into a financing agreement with Mizuho Bank, Ltd, denominated in JPY, which agreed to provide revolving long-term working capital financing of approximately $8,361. The total outstanding borrowings under this agreement equaled $8,361 at December 31, 2018. The loan is secured by inventory and accounts receivable. The agreement does not contain any financial covenants or restrictions.

On March 26, 2018, Canadian Solar Projects K.K. entered into a financing agreement, denominated in JPY, with a Japanese financial institution, which agreed to provide revolving long-term working capital financing of $2,726 for Solar power project development in Japan. The outstanding borrowing under this agreement was $2,726 at December 31, 2018, which requires repayment in 2021. The loan is unsecured and guaranteed by CSI. The agreement does not contain any financial covenants or restrictions.

On March 30, 2018, Lohas ECE 2 G.K., the Company's consolidated VIEs, entered into a financing agreement, denominated in JPY, with a local Japanese bank, which agreed to provide long-term project financing of $155,943 for solar power project development in Japan. The outstanding borrowing under this agreement was $78,249 at December 31, 2018, which requires repayment in 2037. The loan is secured by project assets. As of December 31, 2018, the Company met all the requirements of financial covenants.

On April 5, 2018, Belgaum Renewable Energy Private Limited, the Company's 100% owned subsidiary, entered into a financing agreement, denominated in INR, with a local Indian bank, which agreed to provide long-term project financing of $14,920 for solar power project development in India. The outstanding borrowing under this agreement was $12,469 at December 31, 2018, which requires repayment in 2030. The loan is secured by project assets and guaranteed by CSI. As of December 31, 2018, the Company met all the requirements of financial covenants.

On May 7, 2018, NC102 Project LLC, the Company's 100% owned subsidiary, entered into a financing agreement, denominated in USD, with Prudential Insurance, which agreed to provide long-term project financing of $55,505 for Solar power project development in North Carolina. The outstanding borrowing under this agreement was $47,250 at December 31, 2018, which requires quarterly repayment and mature in 2033. The loan is secured by project assets. The agreement does not contain any financial covenants or restrictions.

On September 14, 2018, Recurrent Energy México Development, S. de R.L. de C.V, the Company's 100% owned subsidiary, entered into a financing agreement, denominated in MXN, with Bank of Banco Nacional de Comercio Exterior, which agreed to provide long-term project financing of $10,450 for Solar power project development in Mexico. The outstanding borrowing under this agreement was $8,762 at December 31, 2018, which requires repayment in 2023. The loan is secured by project assets and guaranteed by CSI. The agreement does not contain any financial covenants or restrictions.

On October 31, 2018, Canadian Solar Projects K.K. entered into a financing agreement, denominated in JPY, with a Japanese financial institution, which agreed to provide revolving long-term working capital financing of $4,544 for Solar power project development in Japan. The outstanding borrowing under this agreement was $4,544 at December 31, 2018, which requires repayment in 2019. The loan is unsecured and guaranteed by CSI. The agreement does not contain any financial covenants or restrictions.

The long-term borrowings disclosed above bear floating interest rates from 1.05% to 6.31% per annum.

c)    Interest expense

The Company capitalized interest costs incurred on borrowings obtained to finance construction of solar power projects or property, plant and equipment until the asset is ready for its intended use. The interests incurred during the years ended December 31, 2016, 2017 and 2018  are as follows:

	Years Ended December 31
	2016	2017	2018
	$	$	$
Interest capitalized—project assets	47,881	13,274	15,462
Interest capitalized—solar power systems	3,113	—	—
Interest capitalized—property, plant and equipment	819	1,010	1,182
Interest expense	69,723	117,971	106,032
Total interest incurred	121,536	132,255	122,676